Guarantees and commitments (Details 7) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Other commitments
Maturity less than 1 year	219,974	218,931
Maturity greater than 1 year	76,146	69,296
Total gross amount	296,120	288,227
Total net amount	290,567	282,558
Collateral received	208,607	200,522
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	5,653	6,210
Maturity greater than 1 year	29	41
Total gross amount	5,682	6,251
Total net amount	5,567	6,054
Collateral received	3,160	3,219
Loan commitments
Other commitments
Maturity less than 1 year	167,367	166,259
Maturity greater than 1 year	74,586	67,646
Total gross amount	241,953	233,905
Total net amount	236,515	228,433
Collateral received	162,088	151,616
Unused revocable credit limits	137,542	136,669
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	43,192	45,556
Maturity greater than 1 year	0	0
Total gross amount	43,192	45,556
Total net amount	43,192	45,556
Collateral received	43,192	45,556
Other commitments
Other commitments
Maturity less than 1 year	3,762	906
Maturity greater than 1 year	1,531	1,609
Total gross amount	5,293	2,515
Total net amount	5,293	2,515
Collateral received	167	131